Note 11 - INCOME TAXES (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Note 11 - Income Taxes Details 4
Gross current deferred tax liabilities	$ (63)	$ (49)
Gross current deferred tax assets	3,282
Valuation allowance for deferred tax assets	(85)
Deffered tax assets liabilities Current	3,197	5,234
Net current deferred tax assets	3,134	5,185
Gross non-current deferred tax liabilities	(2,587)	(2,123)
Gross non-current deferred tax assets	4,099	2,334
Valuation allowance for deferred tax assets	(1,256)	(875)
Deffered tax assets liabilities Non Current	2,843	1,459
Net non-current deferred tax assets	256	(664)
Net deferred tax assets	$ 3,390	$ 4,521